Label	Element	Value
Innovator International Developed Power Buffer ETF™ - April | iShares MSCI EAFE ETF, Expiration: 03/31/2027; Exercise Price: $0.97 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.00%
Innovator International Developed Power Buffer ETF™ - April | iShares MSCI EAFE ETF, Expiration: 03/31/2027; Exercise Price: $97.13 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.80%
Innovator International Developed Power Buffer ETF™ - April | iShares MSCI EAFE ETF, Expiration: 03/31/2027; Exercise Price: $82.56 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.20%)
Innovator International Developed Power Buffer ETF™ - April | iShares MSCI EAFE ETF, Expiration: 03/31/2027; Exercise Price: $113.64 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.70%)